AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

June 30, 2021

(unaudited)

Amount	General Obligation Bonds (57.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (5.1%)

	Bend, Oregon
$ 2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$ 2,518,301

	Boardman, Oregon Green Bond, Series 2021
1,000,000	4.000%, 06/15/35 BAMAC Insured	NR/AA/NR	1,192,840

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,174,793

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,293,720

	Deschutes, Oregon Public Library District
1,500,000	4.000%, 06/01/33 Series 2021	Aa2/NR/NR	1,888,710

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,679,183

	Hermiston, Oregon Full Faith and Credit Refunding Obligations
780,000	4.000%, 06/01/32 Series 2020	NR/A+/NR	937,334

	City of Hillsboro, Washington County Oregon Full Faith and Credit Bonds
465,000	5.000%, 06/01/30	Aa1/NR/NR	605,086

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,743,225

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,142,516
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,358,763

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,402,207

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,736,830

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,935,249
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	2,005,317
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	2,079,359

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,589,104

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa3/NR/NR	1,450,559

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	767,156

	Troutdale, Oregon Refunding
475,000	4.000%, 06/01/30 Series 2021†††	Aa2/NR/NR	591,176
535,000	4.000%, 06/01/31 Series 2021†††	Aa2/NR/NR	676,224

	Total City & County		34,767,652

	Community College (4.7%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,102,298

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,854,533
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,200,334
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,180,372

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,274,000

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,652,111

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,035,820

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	1,923,131
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,940,558
1,930,000	5.000%, 06/15/30 Series 2020 A	Aa1/NR/NR	2,587,377
1,735,000	4.000%, 06/15/32 Series 2020 A	Aa1/NR/NR	2,158,167
1,000,000	4.000%, 06/15/33 Series 2020 A	Aa1/NR/NR	1,239,990
750,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	927,270

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,784,404

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,264,800
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,207,890

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,849,969

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,587,974

	Total Community College		31,770,998

	Hospital (0.8%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,455,375
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,257,775
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,183,420
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,417,584

	Total Hospital		5,314,154

	School District (31.8%)

	Clackamas County, Oregon School District #12 (North Clackamas)
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,372,906
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,998,430
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,872,986
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,396,670
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,705,789
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,702,180

	Clackamas County, Oregon School District #62 (Oregon City)
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,672,110

	Clackamas County, Oregon School District #86 (Canby)
750,000	4.000%, 06/15/33 Series 2020 A	Aa1/NR/NR	922,830
1,660,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	2,028,719

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,133,675
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,479,165
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,310,627
1,000,000	5.000%, 06/15/32	Aa1/NR/NR	1,323,830
1,000,000	5.000%, 06/15/33	Aa1/NR/NR	1,319,770

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,405,534
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,577,228

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	2,069,258
1,145,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,486,359
1,690,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	2,182,128

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,252,680

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,227,560

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,310,165

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,537,420
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	2,044,364
1,000,000	4.000%, 06/15/32 Series 2020	Aa1/NR/NR	1,239,100

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
740,000	5.000%, 06/15/30	Aa1/NR/NR	966,329
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,543,390
2,150,000	5.000%, 06/15/31	Aa1/NR/NR	2,796,140
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,777,833

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	1,020,070

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,240,980

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,607,995
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,765,760

	Jackson County, Oregon School District #5 (Ashland)
1,385,000	5.000%, 06/15/28	Aa1/AA+/NR	1,776,789
2,700,000	5.000%, 06/15/29 Series 2019	Aa1/AA+/NR	3,542,022
550,000	5.000%, 06/15/30 Series 2019	Aa1/AA+/NR	718,707
2,845,000	5.000%, 06/15/34	Aa1/AA+/NR	3,673,464

	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	3,456,478

	Jackson County, Oregon School District #549C (Medford)
750,000	4.000%, 12/15/33 Series 2021	Aa3/NR/NR	934,688
570,000	4.000%, 12/15/34 Series 2021	Aa3/NR/NR	709,217

	Lane County, Oregon School District #4J (Eugene) Refunding
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,980,587

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,177,600
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,040,152

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	741,888

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,117,863

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,374,622

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	955,328

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,520,984
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,656,517

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	6,385,950
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	7,052,221
6,600,000	5.000%, 06/15/33 (Convertible Deferred Interest Bonds) Series 2020B	Aa1/AA+/NR	8,743,350
2,650,000	5.000%, 06/15/35 (Convertible Deferred Interest Bonds) Series 2020B	Aa1/AA+/NR	3,474,468

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,501,303
5,000,000	5.000%, 06/15/29 Series 2020	Aa1/AA+/NR	6,563,750
6,000,000	4.000%, 06/15/32 Series 2020 B	Aa1/AA+/NR	7,434,600

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,696,095
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,763,820
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,141,273

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,568,400

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	2,010,957
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,460,478
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,131,700

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
1,260,000	5.000%, 06/15/34 Series 2020	Aa1/NR/NR	1,664,435
715,000	5.000%, 06/15/35 Series 2020	Aa1/NR/NR	943,106

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,701,572

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,617,605

	Umatilla County, Oregon School District #8 (Hermiston)
2,750,000	5.000%, 06/15/30	NR/AA+/NR	3,709,008

	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,874,415
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	2,950,896

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,984,557
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,300,530
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,297,250

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,488,714
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,557,060

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,873,674
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,622,646
1,750,000	4.000%, 06/15/32	Aa1/NR/NR	2,168,425
2,175,000	4.000%, 06/15/33	Aa1/NR/NR	2,686,560

	Yamhill, Clackamas & Washington Counties, Oregon School District #29J (Newberg)
1,000,000	4.000%, 06/15/32	Aa1/NR/NR	1,262,140
1,500,000	4.000%, 06/15/33	Aa1/NR/NR	1,881,900

	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,342,773
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,383,912
900,000	5.000%, 06/15/34	NR/AA+/NR	1,146,393

	Yamhill County, Oregon School District #40 (McMinnville)
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,160,170
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,158,190

	Total School Districts		215,371,182

	Special District (4.5%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,526,482

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,197,419
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,156,546

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,136,480
5,160,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	6,418,730
1,400,000	4.000%, 06/01/34 Series 2020 A	Aaa/AAA/NR	1,736,420

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,802,770
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,377,759
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,269,533

	Total Special District		30,622,139

	State (8.8%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	849,930
600,000	5.000%, 05/01/31 Series 2018A	Aa1/AA+/AA+	758,808
2,000,000	5.000%, 06/01/33 Series 2021E	Aa1/AA+/AA+	2,720,120

	State of Oregon Article XI-F(1) University Project
835,000	4.000%, 08/01/35 Series H	Aa1/AA+/AA+	1,050,939
1,250,000	5.000%, 08/01/31 Series I	Aa1/AA+/AA+	1,551,213

	State of Oregon Article XI-G Community College Projects

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	593,555

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,210,040

	State of Oregon Article XI-M and XI-N Seismic Projects
1,200,000	5.000%, 06/01/31 Series E	Aa1/AA+/AA+	1,603,704
2,325,000	5.000%, 06/01/32 Series E	Aa1/AA+/AA+	3,098,342
765,000	5.000%, 06/01/33 Series E	Aa1/AA+/AA+	1,016,348
1,125,000	5.000%, 06/01/34 Series E	Aa1/AA+/AA+	1,490,366

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,584,178
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,206,500
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,413,000
2,920,000	5.000%, 05/01/31 Series A	Aa1/AA+/AA+	3,801,723
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	5,193,920
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,443,034
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,514,158
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,206,500
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,685,894
1,500,000	5.000%, 05/01/33 Series N	Aa1/AA+/AA+	1,969,485
1,680,000	5.000%, 05/01/34 Series N	Aa1/AA+/AA+	2,199,842

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,178,650
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,821,025
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,509,018
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,909,330
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,469,734
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,557,588
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,611,818

	State of Oregon Veteran's Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	467,154
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	2,086,580

	Total State		59,772,496

	Transportation (1.1%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	6,211,850

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,262,036

	Total Transportation		7,473,886

	Water & Sewer (0.2%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,062,268

	Total General Obligation Bonds		386,154,775

	Revenue Bonds (24.3%)

	City & County (0.8%)

	Beaverton, Oregon Special Revenue Bonds
200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	263,538
500,000	5.000%, 06/01/33 Series 2020A	Aa3/NR/NR	655,860
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	522,804

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	566,294

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	Aa3/NR/NR	1,674,496
1,830,000	5.000%, 06/15/23 Series B	Aa3/NR/NR	1,912,533

	Total City & County		5,595,525

	Electric (1.8%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,486,340
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,873,479

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,616,795

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Proj 2019 B Green Bond
500,000	5.000%, 11/01/32 144A	A3/NR/NR	616,640
1,000,000	5.000%, 11/01/33 144A	A3/NR/NR	1,230,000
500,000	5.000%, 11/01/34 144A	A3/NR/NR	613,715

	Total Electric		12,436,969

	Higher Education (0.3%)

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	616,940
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,325,998

	Total Higher Education		1,942,938

	Hospital (1.2%)

	Oregon Health Sciences University
2,310,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	2,310,000
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,093,140
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	656,095
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	326,683
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,506,488
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,204,770

	Total Hospital		8,097,176

	Housing (0.3%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,369,461

	State of Oregon Housing and Community Services
460,000	1.800%, 01/01/23	Aa2/NR/NR	468,777

	Total Housing		1,838,238

	Lottery (3.2%)

	Oregon State Department of Administration Services (Lottery Revenue)
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,579,320
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,285,400
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,127,520
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,931,960
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,847,200
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,661,480
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,164,160

	Total Lottery		21,597,040

	Sales Tax (0.1%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	925,343

	Transportation (4.7%)

	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
1,000,000	5.000%, 11/15/35 Series A	Aa2/AA+/AA+	1,311,930
1,250,000	5.000%, 11/15/35 Series 2020A	Aa2/AA+/AA+	1,671,025
5,000,000	5.000%, 11/15/36 Series 2020A	Aa2/AA+/AA+	6,672,900

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/A+/NR	2,978,995
1,000,000	5.000%, 07/01/28	NR/A+/NR	1,172,420
2,390,000	5.000%, 07/01/29	NR/A+/NR	2,791,759

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,371,513
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,476,520

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,189,100
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,319,918
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,019,666
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,851,965
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,253,510

	Total Transportation		32,081,221

	Water and Sewer (11.9%)

	Beaverton, Oregon Water Revenue
1,000,000	5.000%, 04/01/32 Series 2020	NR/AA+/NR	1,315,550

	Bend, Oregon Water Revenue, Bridge Creek Project
695,000	5.000%, 12/01/30	Aa2/AA/NR	837,239

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,763,219

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,909,954

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	140,095
450,000	5.000%, 08/01/29	Aa2/AA/AA+	546,687

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA/NR	1,053,250

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31	Aa2/NR/NR	2,117,908
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	2,216,143

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	770,958

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	3,653,518
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	4,099,900

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	6,341,254
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	8,303,824
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,300,900
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,353,860
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,347,900
2,000,000	5.000%, 03/01/33 Series 2019 A	Aa2/AA/NR	2,606,160
1,000,000	5.000%, 03/01/34 Series 2019 A	Aa2/AA/NR	1,299,560
2,500,000	4.000%, 03/01/33 Series 2020A	Aa2/AA/NR	3,104,025

	Portland, Oregon Water System (Second Lien)
2,590,000	5.000%, 05/01/31 Series A	Aa2/NR/NR	3,407,896
2,000,000	5.000%, 05/01/32 Series A	Aa2/NR/NR	2,624,160
2,000,000	5.000%, 05/01/33 Series A	Aa2/NR/NR	2,616,700
5,000,000	4.000%, 05/01/33 Series 2021B	Aa2/AA/NR	6,287,250

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa2/NR/NR	2,168,500

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,116,280

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,001,780

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,019,332
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,514,175
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	2,875,964
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,770,199

	Total Water and Sewer		80,484,140

	Total Revenue Bonds		164,998,590

	Pre-Refunded\Escrowed to Maturity Bonds (15.7%)††

	Pre-Refunded General Obligation Bonds (9.3%)

	City & County (0.3%)

	Canby, Oregon
1,060,000	5.000%, 06/01/27	Aa2/NR/NR	1,063,901
1,405,000	4.000%, 12/01/24 AGMC Insured	Aa2/NR/NR	1,454,779

	Total City & County		2,518,680

	Higher Education (1.2%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,144,670
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,054,683

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,218,871
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,199,055

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,372,710

	Total Higher Education		7,989,989

	School District (6.8%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,791,359
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,708,995

	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 MAC Insured	NR/NR/NR*	499,814
560,000	5.000%, 06/01/29 MAC Insured	Aa3/NR/NR	637,006

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	1,883,610
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,161,560

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,530,032

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,366,100

	Lane County, Oregon School District #4J (Eugene) Refunding
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	2,955,279
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,212,435

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,377,029

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,180,650

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,851,585
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,359,039
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,485,413
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,417,990
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,417,990
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,102,064

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,591,703

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,422,840

	Total School District		45,952,493

	State (0.8%)

	State of Oregon
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,488,992

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,375,238

	State of Oregon Article XI-G Higher Education
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,185,550
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,185,550

	Total State		5,235,330

	Water & Sewer (0.2%)

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	Aa3/NR/NR	1,276,236

	Total Pre-Refunded General Obligation Bonds		62,972,728

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (6.4%)

	City & County (0.4%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	A2/NR/NR	2,398,631

	Electric (0.3%)

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/NR	2,007,900

	Higher Education (0.9%)

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,012,750
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,036,390

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A ETM	Baa2/NR/NR	1,247,000
1,000,000	5.000%, 10/01/23 Series A ETM	Baa2/NR/NR	1,100,900

	Total Higher Education		6,397,040

	Lottery (0.5%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,777,615
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,554,765

	Total Lottery		3,332,380

	Transportation (3.9%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	3,845,129
625,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	666,631
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,113,910
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,204,507
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,265,440

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,705,237
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,521,795
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,036,030

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,390,493

	Total Transportation		26,749,172

	Water and Sewer (0.4%)

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,699,842

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		43,584,965

	Total Pre-Refunded\ Escrowed to Maturity Bonds		106,557,693

	Total Municipal Bonds (cost $625,438,646)		657,711,058

Shares	Short-Term Investment (2.9%)

19,773,805	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $19,773,805)	Aaa-mf/AAAm/NR	19,773,805

	Total Investments (cost $645,212,451- note b)	99.9%	677,484,863
	Other assets less liabilities	0.1	712,034
	Net Assets	100.0%	$ 678,196,897

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P	12.3%
Pre-refunded bonds\ ETM bonds††	16.2
Aa of Moody's or AA of S&P or Fitch	67.7
A of Moody's or S&P	3.8
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC - Build America Mutual Assurance Co.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

See accompanying notes to financial statements.

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $645,212,451 amounted to $32,272,412, which consisted of aggregate gross unrealized appreciation of $32,770,087 and aggregate gross unrealized A799depreciation of $497,675.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2021:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$19,773,805
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	657,711,058
Level 3 – Significant Unobservable Inputs	–
Total	$677,484,863
+ See schedule of investments for a detailed listing of securities.